Derivative financial instruments (Tables)	12 Months Ended
Jun. 30, 2020
Derivative Financial Instruments [Abstract]
Schedule of derivative financial instruments

							2020
							Volume / Position
Risk	Maturity	Outstanding derivative instruments	Counterparty	Receivable	Payable	Total Net balance	Notional ('000)	Short (long) position	Unit
Currency US$	August-20	NDF	Rabobank	141	-	141	(4,600)	-	US$
Currency US$	November-20	NDF	Rabobank	-	(221)	(221)	(1,500)	-	US$
Currency US$	November -20	NDF	Itaú BBA	-	(8,958)	(8,958)	(14,000)	-	US$
Currency US$	June-21	NDF	Rabobank	-	(1,426)	(1,426)	(4,930)	-	US$
Currency US$	June -21	NDF	Banco do Brasil	-	(1,828)	(1,828)	(6,500)	-	US$
Currency US$	June -21	NDF	OLAM	733	-	733	(1,500)	-	US$
Currency US$	June -21	NDF	Banco do Brasil	185	-	185	(1,300)	-	US$
Currency US$	July-21	NDF	Banco do Brasil	106	(311)	(205)	(1,450)	-	US$
Currency US$	July -21	NDF	Rabobank	-	(367)	(367)	(1,440)	-	US$
Currency US$	November -21	NDF	Rabobank	-	(139)	(139)	(520)	-	US$
Currency US$	November -21	NDF	Macquarie	78	-	78	(280)	-	US$

		Current		1,059	(12,433)	(11,374)	(34,330)	-	US$
		Non-current		184	(817)	(633)	(3,690)	-	US$
		Total currency risk		1,243	(13,250)	(12,007)	(38,020)	-	US$

Soybean CBOT	July -20	Soybean options	Trading Companies/Banks/CBOT	-	(1)	(1)	-	(83,344)	bags
Soybean CBOT	February-21	Soybean options	Trading Companies/ Banks /CBOT	252	(774)	(522)	-	(199,571)	bags
Soybean CBOT	June-21	Soybean options	Trading Companies/ Banks /CBOT	1,718	(1,916)	(198)	-	(301,625)	bags
Soybean CBOT	November-20	Soybean futures	Trading Companies/ Banks /CBOT	-	(16)	(16)	-	(77,107)	bags
Soybean CBOT	December-20	Accrual	Trading Companies/ Banks /CBOT	47	(40)	7	-	(83,911)	bags
Corn BM&F	July -20	Corn options	Itaú BBA	-	(55)	(55)	-	(16,650)	bags
Corn BM&F	September-20	Corn futures	Macquarie	-	(529)	(529)	-	(83,250)	bags
Corn BM&F	September -20	Corn options	BM&F	-	(1,431)	(1,431)	-	(253,350)	bags
Corn BM&F	September -20	Corn options	Itaú BBA	-	(682)	(682)	-	(166,500)	bags
Corn CBOT	August-21	Corn options	FC Stone	178	(130)	48	-	(84,670)	bags
Corn CBOT	September -20	Corn futures	Trading Companies/ Banks /CBOT	51	(200)	(149)	-	(211,500)	bags
Corn CBOT	August-21	Corn futures	Trading Companies/ Banks /CBOT	-	(257)	(257)	-	(254,011)	bags
Fed Cattle BM&F	October-20	Fed cattle futures	BM&F	-	-	-	-	(54,450)	arroba
Cotton	November -20	Cotton options	Trading Companies/ Banks /CBOT	-	(256)	(256)	-	(625)	ton.
Cotton	November -21	Cotton options	Trading Companies/ Banks /CBOT	127	(258)	(131)	-	-	ton.
Cotton	December-20	Cotton futures	Trading Companies/ Banks /CBOT	1,038	-	1,038	-	(893)	ton.
Ethanol BM&F	August-20	Ethanol futures	BM&F	-	-	-	-	(150)	m³
Ethanol BM&F	September -20	Ethanol futures	BM&F	-	-	-	-	(450)	m³
Ethanol BM&F	October-20	Ethanol futures	BM&F	-	-	-	-	(150)	m³

		Current (bags)		2,068	(5,644)	(3,576)	-	(1,476,808)	bags
		Current (arrobas)		-	-	-	-	(54,450)	arrobas
		Current (tons)		1,038	(256)	782	-	(1,518)	tons
		Current (cubic meters)		-	-	-	-	(750)	cubic meters
		Non-current (bags)		178	(387)	(209)	-	(338,681)	bags
		Non-current (tons)		127	(258)	(131)	-	-	tons

		Total risk with commodities		3,411	(6,545)	(3,134)	-	(1,872,207)

Interest R$	August-23	SWAP Pre-DI	Bradesco	1,257	-	1,257	11,847	-	BRL

		Non-current		1,257	-	1,257	11,847	-	BRL
		Total risk with interest		1,257	-	1,257	11,847	-	BRL

		Total risks		5,911	(19,795)	(13,884)	(26,173)	(1,872,207)

		Margin deposit		3,015	-	3,015

			Current	7,180	(18,333)
			Non-current	1,746	(1,462)
			Result on June 30, 2020 (Note 25)	206,199	(254,367)

							2019
							Volume / Position

Risk	Maturity	Outstanding derivative instruments	Counterparty	Receivable	Payable	Total Net balance	Notional ('000)	Short (long) position	Unit
Currency US$	August-19	Options	FC Stone	396	(182)	214	(4,000)	-	US$
Currency US$	August-19	Options	Olam	42	-	42	(500)	-	US$
Currency US$	March-20	Options	Itaú BBA	2,220	(1,536)	684	(14,000)	-	US$
Currency US$	July-19	NDF	Santander	7	-	7	(450)	-	US$
Currency US$	July-19	NDF	ABC	57	-	57	(370)	-	US$
Currency US$	July-19	NDF	Rabobank	-	(79)	(79)	(5,659)	-	US$
Currency US$	July-19	NDF	Itaú BBA	2	-	2	(250)	-	US$
Currency US$	July-19	NDF	Olam	-	(131)	(131)	(4,160)	-	US$
Currency US$	November-19	NDF	Itaú BBA	77	-	77	(10,000)	-	US$
Currency US$	November-19	NDF	Banco Safra	21	-	21	(2,500)	-	US$

		Current		2,822	(1,928)	894	(41,889)	-	US$
		Total currency risk		2,822	(1,928)	894	(41,889)	-	US$
Soybean CBOT	December-19	Soybean futures and accrual	Trading Companies/Banks/CBOT	428	(1,482)	(1,054)	-	(763,206)	bags
Soybean CBOT	June-20	Soybean futures and accrual	Trading Companies/Banks/CBOT	-	(1,165)	(1,165)	-	(182,029)	bags
Soybean CBOT	June-20	Soybean futures	Trading Companies/Banks/CBOT	76	-	76	-	(12,891)	bags
Soybean CBOT	February-20	Soybean options fs	Trading Companies/Banks/CBOT	-	(4,091)	(4,091)	-	(861,786)	bags
							-
Corn CBOT	August-19	Corn options	RJO Brien	-	(428)	(428)	-	(99,484)	bags
Corn BM&F	September-19	Corn options	Itaú BBA	-	(246)	(246)	-	(83,250)	bags
Corn BM&F	September-19	Corn options	BM&F	-	(659)	(659)	-	(249,750)	bags
Corn CBOT	September-19	Corn futures	Trading Companies/Banks/CBOT	-	(457)	(457)	-	(84,667)	bags
Corn CBOT	December-19	Corn futures and accrual	Trading Companies/Banks/CBOT	40	(426)	(386)	-	(217,361)	bags
Corn CBOT	August-20	Corn futures and accrual	Trading Companies/Banks/CBOT	27	-	27	-	(33,970)	bags
Fed Cattle BM&F	July-19	Fed cattle futures	BM&F	-	-	-		(3,630)	arroba
Fed Cattle BM&F	September-19	Fed cattle futures	BM&F	-	-	-	-	(3,300)	arroba
Fed Cattle BM&F	October-19	Fed cattle options	BM&F	-	(51)	(51)	-	(9,900)	arroba
Fed Cattle BM&F	November-19	Fed cattle options	Itaú BBA	-	(38)	(38)	-	(6,600)	arroba

Cotton	July-19	Cotton options	Trading Companies/Banks/CBOT	-	(84)	(84)	-	(1,473)	ton.
Cotton	November-19	Cotton futures and accrual	Trading Companies/ Banks /CBOT	106	-	106	-	(89)	ton.
Cotton	December-19	Cotton futures	Trading Companies/ Banks/CBOT	142	-	142	-	(112)	ton.

Ethanol BM&F	July-19	Ethanol futures	BM&F	-	-	-	-	(600)	m³
Ethanol BM&F	August-19	Ethanol futures	BM&F	-	-	-	-	(600)	m³
Ethanol BM&F	September-19	Ethanol futures	BM&F	-	-	-	-	(300)	m³

		Current (bags)		544	(8,954)	(8,410)	-	(2,554,424)	bags
		Current (arrobas)		-	(89)	(89)	-	(23,430)	arrobas
		Current (tons)		248	(84)	164	-	(1,674)	tons
		Current (cubic meters)					-	(1,500)	cubic meters
		Noncurrent (bags)		27	-	27	-	(33,970)	bags
		Total risk with commodities		819	(9,127)	(8,308)	-	(2,614,998)
Interest R$	August-23	SWAP Pre-DI	Bradesco	986	-	986	14,810		BRL
		Current		-	-	-	-	-	BRL
		Noncurrent		986	-	986	14,810	-	BRL
		Total risk with interest		986	-	986	14,810	-	BRL
		Total risks		4,627	(11,055)	(6,428)	(27,079)	(2,614,998)
		Margin deposit		2,292	-	2,292
			Current	5,906	(11,055)
			Noncurrent	1,013	-
			Result on June 30, 2019 (Note 23)	114,300	(98,617)